FEDERATED SHORT - TERM INCOME FUND

A PORTFOLIO OF FEDERATED INCOME SECURITIES TRUST

INSTITUTIONAL SERVICE SHARES
________________________________________________________________________________
Supplement to the Prospectus dated June 30, 2006.


1. Please delete the Prospectus section entitled "WHAT ARE THE FUND'S FEES AND EXPENSES" in its entirety and replace it with the following:

    WHAT ARE THE FUND'S FEES AND EXPENSES?

    FEDERATED SHORT-TERM INCOME FUND
    FEES AND EXPENSES
    This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                   None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)                                                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of
offering price)                                                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)    None
Exchange Fee                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reduction)1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                      0.40%
Distribution (12b-1) Fee3                                            0.15%
Other Expenses4                                                      0.54%
Total Annual Fund Operating Expenses                                 1.09%

1 The rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in note 2), the Adviser, administrator and distributor expect to waive certain amounts and the shareholder service provider expects to elect not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2007.
     Additional Waivers and Reduction of Fund Expenses (voluntary)   0.39%
     Total Anticipated Annual Fund Operating Expenses (after
     waivers and reduction)                                          0.70%
2 The Adviser is obligated to waive all or a portion of its management fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares and Class A Shares of the Fund. Any waiver or reduction of expenses by the administrator or shareholder services provider that reduces such expenses (as discussed in note 1) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November 2008. The Adviser expects to waive 0.20% of its management fee for the fiscal year ending April 30, 2007 to fulfill the contractual commitment of another class of the Fund. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after all waivers) is expected be 0.08% for the fiscal year ending April 30, 2007.
3 The distributor expects to voluntarily waive a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.14% for the fiscal year ending April 30, 2007.
4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator expects to voluntarily waive certain operating expenses of the Fund. Additionally, the shareholder services provider expects to elect not to charge, therefore the Fund will not accrue, a portion of its fee. The administrator and shareholder service provider can terminate this anticipated voluntary waiver and reduction at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver and reduction) are expected to be 0.48% for the fiscal year ending April 30, 2007.



    EXAMPLE
      This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.
      The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS AND REDUCTION as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


 1 Year                $    111
 3 Years               $    347
 5 Years               $    601
 10 Years              $ 1,329





2. Please delete the Prospectus section entitled "APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in its entirety and replace it with the following:


    APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


    The following chart provides additional hypothetical information about the effect of the Fund`s expenses, including investment advisory fees and other Fund costs, on the Fund`s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund`s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

    FEDERATED SHORT-TERM INCOME FUND: INSTITUTIONAL SERVICE SHARES

    ANNUAL EXPENSE RATIO: 1.09%
    MAXIMUM FRONT-END SALES CHARGE: 0.00%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $500.00  $10,500.00       $111.13    $10,391.00
 2             $10,391.00       $519.55  $10,910.55       $115.48    $10,797.29
 3             $10,797.29       $539.86  $11,337.15       $119.99    $11,219.46
 4             $11,219.46       $560.97  $11,780.43       $124.68    $11,658.14
 5             $11,658.14       $582.91  $12,241.05       $129.56    $12,113.97
 6             $12,113.97       $605.70  $12,719.67       $134.62    $12,587.63
 7             $12,587.63       $629.38  $13,217.01       $139.89    $13,079.81
 8             $13,079.81       $653.99  $13,733.80       $145.36    $13,591.23
 9             $13,591.23       $679.56  $14,270.79       $151.04    $14,122.65
 10            $14,122.65       $706.13  $14,828.78       $156.95    $14,674.85
 Cumulative                   $5,978.05                 $1,328.70






Federated Securities Corp., Distributor

Cusip:31420C308


35839 (11/06)

                                                       November 17, 2006


















FEDERATED SHORT - TERM INCOME FUND

A PORTFOLIO OF FEDERATED INCOME SECURITIES TRUST

CLASS A SHARES
INSTITUTIONAL SHARES
________________________________________________________________________________
Supplement to the Prospectuses dated June 30, 2006.


1. In the Class A Shares Prospectus, please delete the section entitled "WHAT ARE THE FUND'S FEES AND EXPENSES" in its entirety and replace it with the following:

    WHAT ARE THE FUND'S FEES AND EXPENSES?

    FEDERATED SHORT-TERM INCOME FUND
    FEES AND EXPENSES
    This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
as a percentage of offering price)                                   1.00%
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)                                                       0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of
offering price)                                                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)    None
Exchange Fee                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reduction)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                      0.40%
Distribution (12b-1) Fee                                             0.50%
Other Expenses3                                                      0.54%
Total Annual Fund Operating Expenses                                 1.44%
Fee Waivers (contractual)                                            0.24%
Net Annual Fund Operating Expenses                                   1.20%

1 The rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in note 2), the Adviser and administrator expect to waive certain amounts and the shareholder service provider expects to elect not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2007.

     Additional Waivers and Reduction of Fund Expenses (voluntary)   0.12%
     Total Anticipated Annual Fund Operating Expenses (after waivers
     and reduction)                                                  1.08%

2 The Adviser is obligated to waive all or a portion of its management fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Fund to not more than 1.20% of its daily net assets. Any waiver or reduction of expenses by the administrator or shareholder services provider that reduces such expenses (as discussed in note 1) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment is expected to expire in November 2008. Pursuant to the contractual commitment, the Adviser expects to waive 0.20% of its management fee for the fiscal year ending April 30, 2007. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after all waivers) is expected be 0.08% for the fiscal year ending April 30, 2007.

3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator expects to voluntarily waive certain operating expenses of the Fund. Additionally, the shareholder services provider expects to elect not to charge, therefore the Fund will not accrue, a portion of its fee. The administrator and shareholder service provider can terminate this anticipated voluntary waiver and reduction at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver and reduction) are expected to be 0.50% for the fiscal year ending April 30, 2007.

    EXAMPLE
      This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
      The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are BEFORE WAIVERS AND REDUCTION as estimated in the table and remain the same. The 1 Year dollar amount and the dollar amount for the first year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.20%. The second year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.20% for seven months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers and reduction for the remainder of the year. The third and later years within the 3, 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers and reduction. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


 1 Year                $   221
 3 Years               $   513
 5 Years               $   843
 10 Years              $ 1,774


2. In the Institutional Shares Prospectus, please delete the section entitled "WHAT ARE THE FUND'S FEES AND EXPENSES" in its entirety and replace it with the following:

    WHAT ARE THE FUND'S FEES AND EXPENSES?

    FEDERATED SHORT-TERM INCOME FUND
    FEES AND EXPENSES
    This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                   None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)                                                        None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of
offering price)                                                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)    None
Exchange Fee                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reduction)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                       0.40%
Distribution (12b-1) Fee                                              None
Other Expenses3                                                       0.54%
Total Annual Fund Operating Expenses                                  0.94%

1 The rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in note 2), the Adviser and administrator expect to waive certain amounts and the shareholder service provider expects to elect not to charge certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2007.

     Additional Waivers and Reduction of Fund Expenses (voluntary)    0.42%
     Total Anticipated Annual Fund Operating Expenses (after
     waivers and reduction)                                           0.52%

2 The Adviser is obligated to waive all or a portion of its management fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Fund to not more than 0.95% of its daily net assets. Any waiver or reduction of expenses by the administrator or shareholder services provider that reduces such expenses (as discussed in note 1) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November 2008. The Adviser expects to waive 0.20% of its management fee for the fiscal year ending April 30, 2007 to fulfill the contractual commitment of another class of the Fund. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after all waivers) is expected be 0.08% for the fiscal year ending April 30, 2007.

3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator expects to voluntarily waive certain operating expenses of the Fund. Additionally, the shareholder services provider expects to elect not to charge, therefore the Fund will not accrue, a portion of its fee. The administrator and shareholder service provider can terminate this anticipated voluntary waiver and reduction at any time. Total other expenses paid by the Fund (after the anticipated voluntary waiver and reduction) are expected to be 0.44% for the fiscal year ending April 30, 2007.



    EXAMPLE
      This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.
      The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS AND REDUCTION as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


 1 Year                $     96
 3 Years               $   300
 5 Years               $   520
 10 Years              $ 1,155



3. In the Class A Shares Prospectus, please delete the section entitled "APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in its entirety and replace it with the following:
    APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

    The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for the impact of changes in contractual expense limitation commitments) and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any voluntary fee waiver or expense reimbursement currently in effect). However, the annual expense ratio is reflective of any contractual fee waiver or expense reimbursement for the period of the contractual commitment. It is anticipated that this commitment will expire in November, 2008. The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

    FEDERATED SHORT-TERM INCOME FUND - CLASS A SHARES
    ANNUAL EXPENSE RATIO: 1.20%
    MAXIMUM FRONT-END SALES CHARGE: 1.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $495.00  $10,395.00        $221.06    $10,276.20
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 1.30%
2                    $10,276.20       $513.81  $10,790.01        $136.06    $10,656.42
GROSS                                                      ANNUAL EXPENSE RATIO: 1.44%
3                    $10,656.42       $532.82  $11,189.24        $156.18    $11,035.79
4                    $11,035.79       $551.79  $11,587.58        $161.74    $11,428.66
5                    $11,428.66       $571.43  $12,000.09        $167.50    $11,835.52
6                    $11,835.52       $591.78  $12,427.30        $173.47    $12,256.86
7                    $12,256.86       $612.84  $12,869.70        $179.64    $12,693.20
8                    $12,693.20       $634.66  $13,327.86        $186.04    $13,145.08
9                    $13,145.08       $657.25  $13,802.33        $192.66    $13,613.04
10                   $13,613.04       $680.65  $14,293.69        $199.52    $14,097.66
Cumulative                          $5,842.03                  $1,773.87


4. In the Institutional Shares Prospectus, please delete the section entitled "APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in its entirety and replace it with the following:

    APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

    The following chart provides additional hypothetical information about the effect of the Fund`s expenses, including investment advisory fees and other Fund costs, on the Fund`s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund`s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

    FEDERATED SHORT-TERM INCOME FUND: INSTITUTIONAL SHARES

    ANNUAL EXPENSE RATIO: 0.94%
    MAXIMUM FRONT-END SALES CHARGE: 0.00%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $500.00  $10,500.00        $95.91    $10,406.00
 2             $10,406.00       $520.30  $10,926.30        $99.80    $10,828.48
 3             $10,828.48       $541.42  $11,369.90       $103.85    $11,268.12
 4             $11,268.12       $563.41  $11,831.53       $108.07    $11,725.61
 5             $11,725.61       $586.28  $12,311.89       $112.46    $12,201.67
 6             $12,201.67       $610.08  $12,811.75       $117.02    $12,697.06
 7             $12,697.06       $634.85  $13,331.91       $121.78    $13,212.56
 8             $13,212.56       $660.63  $13,873.19       $126.72    $13,748.99
 9             $13,748.99       $687.45  $14,436.44       $131.86    $14,307.20
 10            $14,307.20       $715.36  $15,022.56       $137.22    $14,888.07
 Cumulative                   $6,019.78                 $1,154.69






Federated Securities Corp., Distributor

Cusips31420C795
      31420C209


35838 (11/06)

                                                       November 17, 2006